Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 397	$ 262
Accounts receivable	1,190	1,344
Inventories	207	160
Environmental provision recovery	0	141
Contractual recoveries	63	63
Other current assets	341	644
Total Current Assets	2,198	2,614
Plant, Property and Equipment	8,206	8,428
Equity Investments	732	813
Right of Use Asset [NTD: currently in PPE, reviewing required disclosures]	16	6
Other Long-term Assets	177	171
TOTAL ASSETS	11,329	12,032
Current Liabilities
Accounts payable and other	1,544	2,075
Dividends payable	104	0
Accrued interest	113	0
Total Current Liabilities	1,761	2,075
Other Long-term Liabilities	140	110
Deferred Income Tax Liabilities	1,102	1,040
Total Liabilities	8,719	9,192
SHAREHOLDERS' EQUITY
Common shares (2024 - 208 million shares, 2023 - nil)	2,196	0
Former Parent's net investment	0	2,968
Additional paid-in capital	661	0
Retained deficit	(49)	0
Accumulated other comprehensive loss	(198)	(128)
Total Shareholders' Equity	2,610	2,840
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	11,329	12,032
Senior notes
Current Liabilities
Long-term debt	4,629	0
Junior subordinated notes
Current Liabilities
Long-term debt	1,087	0
TC Energy
Current Liabilities
Long-term debt	$ 0	$ 5,967